Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases

NOTE 14 - LEASES

The Company’s Bank affiliates leased certain land used for banking purposes under long-term leases, expiring at various dates. These leases contain renewal options and generally provide that the Company will pay for insurance, taxes, and maintenance.

As of December 31, 2013, the future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year are as follows:

December 31, 2014	$197,004
December 31, 2015	189,504
December 31, 2016	182,004
December 31, 2017	41,292
December 31, 2018	36,000
Thereafter	162,000

Rental expense under operating leases approximated $226,537 in 2013; $235,418 in 2012; and $226,069 in 2011.